Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock for the three and six months ended June 26, 2021, the periods wherein the Corporation had outstanding Class A common stock.

	Three Months Ended			Six Months Ended
(in millions except per share data)	June 26, 2021			June 26, 2021
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Numerator:
Net income attributable to McAfee Corp., basic	$23	$13	$36	$50	$16	$66
Net income attributable to change in ownership percentage due to dilutive equity awards	2	—	2	4	—	4
Less: Provision for income tax expense (1)	—	—	—	—	—	—

Net income attributable to McAfee Corp., diluted	$25	$13	$38	$54	$16	$70

Denominator:
Weighted average shares of Class A common stock outstanding, basic	165.0	165.0	165.0	163.7	163.7	163.7
Dilutive impact of equity awards (2)	17.8	17.8	17.8	15.8	15.8	15.8

Weighted average shares of Class A common stock outstanding, diluted	182.8	182.8	182.8	179.5	179.5	179.5

Earnings per share attributable to McAfee Corp., basic
Earnings per share, basic (3)	$0.14	$0.08	$0.22	$0.31	$0.10	$0.40
Earnings per share attributable to McAfee Corp., diluted
Earnings per share, diluted (4)	$0.14	$0.07	$0.21	$0.30	$0.09	$0.39

(in millions except per share data)	Year Ended
	December 26, 2020
	Continuing Operations	Discontinued Operations	Total
Numerator:
Net loss	$(218)	$(71)	$(289)
Less: Net (income) loss attributable to FTW prior to the Reorganization Transactions	74	(100)	(26)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions	89	108	197

Net loss attributable to McAfee Corp., basic and diluted	$(55)	$(63)	$(118)

Denominator:
Weighted average shares of Class A common stock outstanding, basic and diluted	162.3	162.3	162.3

Earnings (loss) per share attributable to McAfee Corp., basic
Earnings (loss) per share, basic	$(0.34)	$(0.39)	$(0.73)
Earnings (loss) per share attributable to McAfee Corp., diluted
Earnings (loss) per share, diluted (1)	$(0.34)	$(0.39)	$(0.73)

(1)
Excluded from dilution includes a one for one conversion of our RNCI’s 267.1 million LLC units and an exchange of
5.4

million MIUs for their common equivalent of Class A common stock, based on the value of such MIUs relative to their applicable distribution threshold. 25.2 million weighted average units were also excluded from dilution. The excluded shares consist of RSUs, PSUs and stock options that were excluded from dilution because their effects would have been anti-dilutive for the year ended December 26, 2020 and unvested 9.3 million MIUs outstanding with a weighted average unsatisfied distribution threshold of $5.91.